Subsequent events (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions					1 Months Ended			12 Months Ended
	Oct. 15, 2024	Sep. 12, 2024 USD ($) shares	Aug. 02, 2024	Jul. 11, 2024 ARS ($) $ / shares	Oct. 21, 2024 USD ($)	Oct. 02, 2024 USD ($) shares	Oct. 02, 2024 ARS ($) shares	Jun. 30, 2024 ARS ($)	Jul. 11, 2024 $ / shares
Statement [Line Items]
Buyback of Common shares acquired | shares		11,541,885
Description Of Purchase of property adjacent to Alto Avellaneda shopping mall			The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion
Description Of purchase price of property adjacent			The purchase price was set at USD 12.2 million, of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which is still pending
Lease agreement term			3 years
Notes Issued through auction					$ 67.3
Description Of representing of buyback shares acquisition		representing approximately 99.93% of the approved program and 1.56% of the capital stock
Repurchase of common shares				$ 15,000,000,000
Description of share capital up to a daily limit				10% of the share capital, up to a daily limit of up to 25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days
Description of transaction amount for floor sale	USD 7.1 million (MEP) (USD/ square meters 6,000), of which USD 6.0 million has already been paid and the balance of USD 1.1 million, granted with a mortgage, will be paid in 24 monthly installments accruing an interest rate of 8% annually
Maximum price for GDS | $ / shares				$ 1,550
Maximum prices for GDS | $ / shares									$ 11
Net income / (loss)								$ 18,377,000,000
Distribution Of Dividend								25,700,000
Distribution Of Future Dividend								$ 90,000,000,000
Series XXII [Member]
Statement [Line Items]
Notes Issued through auction					$ 15.8
Notes Issued through auction description					5.75% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%.
Series XXIII [Member]
Statement [Line Items]
Notes Issued through auction					$ 51.5
Notes Issued through auction description					7.25% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%.
Zetol [Member]
Statement [Line Items]
Installments of share purchase Payment		$ 8.9
Warrants exercise
Statement [Line Items]
Common share issued | shares						5,433,980	5,433,980
Face value							$ 10
Total warrant exercise amount						$ 1.8